INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets
	As of September 30,
	2025	2024
Deferred tax assets:
Bad debt allowance recorded for accounts receivable, other receivable, and long-term prepayments	$1,435,363	$1,137,100
Inventory provision	-	-
Net operating loss carry-forward	348,442	105,130
Less: valuation allowance	(1,783,805)	(1,242,230)
Total	$-	$-

Schedule of Income Taxes Attributed to Continuing Operations
	For the year ended September 30,
	2025	2024
Current income tax expense (recovery)	$(948)	$12,106
Deferred income tax expenses	-	-
Total income tax expense (recovery)	$(948)	$12,106

Schedule of Income Tax Reconciliation
	For the year ended September 30,
	2025	2024
Income before taxes excluded the amounts of loss incurring entities	$—	$—
PRC EIT tax rates	15%	15%
Tax effect of deferred tax recognized	—	—
Adjustment on current income tax of the prior periods	(948)	12,106
Change in unrecognized tax benefits	—	—
Income tax expense (recovery)	$(948)	$12,106